INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
Schedule of intangible assets

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Copyrights	167	7,375	1,130
Purchased software	—	5,570	854
Less: accumulated amortization	(64)	(1,156)	(177)
Intangible assets, net	103	11,789	1,807